Retirement Plans	12 Months Ended
Dec. 31, 2013
Entity Information [Line Items]
Retirement Plans
Retirement Plans
401(k) Plan
We provide a defined contribution plan ("401(k) Plan") for eligible employees. Effective January 1, 2010, we began making a 3% non-elective contribution for all eligible employees, which vests 100% after two years of service. We contributed $4.8 million, $3.9 million and $3.6 million to the 401(k) Plan in the years ended December 31, 2013, 2012 and 2011, respectively.
Supplemental Income Deferral Plan
Effective July 1, 2010, we also made available to certain employees, including our executive officers, the LIN Television Corporation Supplemental Income Deferral Plan ("SIDP"). This plan provides benefits to highly compensated employees in circumstances in which the maximum limits established under the Employee Retirement Income Security Act of 1974 ("ERISA") and the Internal Revenue Code prevent them from receiving Company contributions. We contributed $0.5 million, $0.5 million and $0.2 million to this plan during the years ended December 31, 2013, 2012 and 2011, respectively.
The SIDP also allows eligible executive officers to defer 5%- 80% of their base salaries and 5%- 100% of their annual non-equity incentive awards on a tax-deferred basis and receive tax-deferred market-based growth. During 2013, the Company made contributions to the SIDP for each of the named executive officers in amounts equal to 5% of their base salary and non-equity incentive plan compensation.
Retirement Plans
We have historically provided defined benefit retirement plans to our employees who did not receive matching contributions from our Company to their 401(k) Plan accounts. Our defined benefit plans were non-contributory plans under which we made contributions either to: a) traditional plan participants based on periodic actuarial valuations, which are expensed over the expected average remaining service lives of current employees through the LIN Television Corporation Retirement Plan ("Retirement Plan"); or b) cash balance plan participants based on 5% of each participant's eligible compensation through the Supplemental Benefit Retirement Plan of LIN Television Corporation ("SERP").
Effective April 1, 2009, these plan were frozen and we do not expect to make additional benefit accruals to these plans, however we continue to fund our existing vested obligations. We contributed $5.4 million, $7.4 million and $5.4 million to our pension plans during the years ended December 31, 2013, 2012 and 2011, respectively. We anticipate contributing $5.7 million to the plans in 2014.
We record the unfunded status of our defined benefit plans as a liability. For the years ended December 31, 2013 and December 31, 2012, each plan was underfunded. The plan assets and benefit obligations of our defined benefit plans are recorded at fair value. Information regarding the change in the projected benefit obligation, the accumulated benefit obligation and the change in the fair value of plan assets for our traditional defined benefit plan and our cash balance plan are as follows (in thousands):

	Year Ended December 31,
	2013	2012
Change in projected benefit obligation
Projected benefit obligation, beginning of period	$134,969	$133,047
Service cost	—	—
Interest cost	5,259	5,379
Actuarial (gain) loss	(10,282)	1,485
Benefits paid	(4,943)	(4,942)
Curtailment	—	—
Projected benefit obligation, end of period	$125,003	$134,969
Accumulated benefit obligation	$125,003	$134,969
Change in plan assets
Fair value of plan assets, beginning of period	$96,412	$82,314
Actual return on plan assets	10,611	11,621
Employer contributions	5,359	7,419
Benefits paid	(4,943)	(4,942)
Fair value of plan assets, end of period	$107,439	$96,412
Unfunded status of the plan	$(17,564)	$(38,557)
Total amount recognized as accrued benefit liability	$(17,564)	$(38,557)

The following table includes the pension related accounts recognized on our consolidated balance sheets and the components of accumulated other comprehensive loss related to the net periodic pension benefit costs (in thousands):

	December 31,
	2013	2012
Other accrued expenses (current)	$(695)	$(373)
Other liabilities (long-term)	(16,869)	(38,184)
Total amount recognized as accrued pension benefit liability	$(17,564)	$(38,557)
Accumulated other comprehensive loss:
Net loss	$32,681	$48,978
Tax benefit	12,915	19,354
Net loss, net of tax benefit	19,766	29,624
Pension tax liability	5,760	5,760
Accumulated other comprehensive loss related to net periodic pension benefit cost	$25,526	$35,384

The total net loss of $32.7 million for the year ending December 31, 2013 relates to deferred actuarial losses from changes in discount rates, differences between actual and assumed asset returns, and differences between actual and assumed demographic experience (rates of turnover, retirement rates, mortality rates and prior to the plan freeze, rates of compensation increases). During 2014, we expect to amortize net losses of $1.3 million, which are included in accumulated other comprehensive loss as of December 31, 2013.
The following table includes other changes in plan assets and benefit obligations that were recognized in other comprehensive income (loss) (in thousands):

	December 31,
	2013	2012	2011
Net gain (loss)	$14,443	$3,947	$(18,503)
Amortization of net actuarial loss	1,854	1,578	753
Net gain (loss)	$16,297	$5,525	$(17,750)
Tax benefit (provision)	6,439	2,132	(6,912)
Total amount recognized in other comprehensive income (loss)	$9,858	$3,393	$(10,838)

Components of net periodic pension benefit cost were (in thousands):

	Year Ended December 31,
	2013	2012	2011
Service cost	$—	$—	$—
Interest cost	5,259	5,379	5,872
Expected return on plan assets	(6,450)	(6,190)	(6,824)
Amortization of prior service cost	—	—	—
Amortization of net loss	1,854	1,579	754
Net periodic benefit cost (gain)	$663	$768	$(198)

Our expected future pension benefit payments for the next 10 years are as follows (in thousands):

Expected Future Pension Benefit Payments
For Years Ended December 31,
2014	$7,914
2015	5,879
2016	5,955
2017	5,966
2018	6,281
2019 through 2023	38,156

Weighted-average assumptions used to estimate our pension benefit obligations and to determine our net periodic pension benefit cost are as follows:

	Year Ended December 31,
	2013		2012		2011
	SERP	Retirement Plan	SERP	Retirement Plan	SERP	Retirement Plan
Discount rate used to estimate our pension benefit obligation	4.70%	5.00%	3.60%	4.00%	3.90%	4.20%
Discount rate used to determine net periodic pension benefit	3.60%	4.00%	3.90%	4.20%	5.25%	5.25%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term rate-of-return on plan assets	N/A	7.00%	N/A	7.00%	N/A	7.00%

For the discount rate for the years ended December 31, 2013 and 2012, we used a custom bond modeler that develops a hypothetical portfolio of high quality corporate bonds, rated AA- and above by Standard & Poor's, that could be purchased to settle the obligations of the plan. The yield on this hypothetical portfolio represents a reasonable rate to value our plan liability.
We considered the current levels of expected returns on a risk-free investment, the historical levels of risk premium associated with each of our pension asset classes, the expected future returns for each of our pension asset classes and then weighted each asset class based on our pension plan asset allocation to derive an expected long-term return on pension plan assets. During the years ended December 31, 2013, 2012 and 2011, our actual rate of return on plan assets was 12.0%, 15.4% and 4.0%.
Our investment objective is to achieve a consistent total rate-of-return that will equal or exceed our actuarial assumptions and to equal or exceed the benchmarks that we use for each of our pension plan asset classes. The following asset allocation is designed to create a diversified portfolio of pension plan assets that is consistent with our target asset allocation and risk policy:

	Target Allocation	Percentage of Plan Assets as of December 31,
Asset Category	2013	2013	2012
Equity securities	60%	60%	55%
Debt securities	40%	40%	45%
	100%	100%	100%

The following table summarizes our pension plan assets measured at fair value using the prescribed three-level fair value hierarchy as of December 31, 2013 and 2012 (in thousands):

	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
	(Level 1)	(Level 2)	Total
December 31, 2013:
Cash and cash equivalents	$690	$—	$690
Money market fund	—	762	762
Commingled pools:
U.S. equity	—	37,645	37,645
International equity	—	18,884	18,884
REIT	—	3,213	3,213
High yield bond	—	4,101	4,101
Emerging markets	—	5,994	5,994
Investment grade fixed income	—	36,150	36,150
Total	$690	$106,749	$107,439
December 31, 2012:
Cash and cash equivalents	$573	$—	$573
Money market fund	—	519	519
Commingled pools:
U.S. equity	—	30,034	30,034
International equity	—	15,241	15,241
REIT	—	3,875	3,875
High yield bond	—	2,916	2,916
Emerging markets	—	6,374	6,374
Investment grade fixed income	—	36,880	36,880
Total	$573	$95,839	$96,412

The commingled pools, U.S. and International stock funds and U.S. bond funds consist of various funds that are valued at the net asset value of units held by the plan at year-end as determined by the custodian, based on fair value of the underlying securities. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while we believe these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in different fair value measurement as of the reporting date.

LIN Television
Entity Information [Line Items]
Retirement Plans
Retirement Plans
401(k) Plan
We provide a defined contribution plan ("401(k) Plan") for eligible employees. Effective January 1, 2010, we began making a 3% non-elective contribution for all eligible employees, which vests 100% after two years of service. We contributed $4.8 million, $3.9 million and $3.6 million to the 401(k) Plan in the years ended December 31, 2013, 2012 and 2011, respectively.
Supplemental Income Deferral Plan
Effective July 1, 2010, we also made available to certain employees, including our executive officers, the LIN Television Corporation Supplemental Income Deferral Plan ("SIDP"). This plan provides benefits to highly compensated employees in circumstances in which the maximum limits established under the Employee Retirement Income Security Act of 1974 ("ERISA") and the Internal Revenue Code prevent them from receiving Company contributions. We contributed $0.5 million, $0.5 million and $0.2 million to this plan during the years ended December 31, 2013, 2012 and 2011, respectively.
The SIDP also allows eligible executive officers to defer 5% - 80% of their base salaries and 5% - 100% of their annual non-equity incentive awards on a tax-deferred basis and receive tax-deferred market-based growth. During 2013, the Company made contributions to the SIDP for each of the named executive officers in amounts equal to 5% of their base salary and non-equity incentive plan compensation.
Retirement Plans
We have historically provided defined benefit retirement plans to our employees who did not receive matching contributions from our Company to their 401(k) Plan accounts. Our defined benefit plans were non-contributory plans under which we made contributions either to: a) traditional plan participants based on periodic actuarial valuations, which are expensed over the expected average remaining service lives of current employees through the LIN Television Corporation Retirement Plan ("Retirement Plan"); or b) cash balance plan participants based on 5% of each participant's eligible compensation through the Supplemental Benefit Retirement Plan of LIN Television Corporation ("SERP").
Effective April 1, 2009, these plans were frozen and we do not expect to make additional benefit accruals to these plans, however we continue to fund our existing vested obligations. We contributed $5.4 million, $7.4 million and $5.4 million to our pension plans during the years ended December 31, 2013, 2012 and 2011, respectively. We anticipate contributing $5.7 million to the plans in 2014.
We record the unfunded status of our defined benefit plans as a liability. For the years ended December 31, 2013 and December 31, 2012, each plan was underfunded. The plan assets and benefit obligations of our defined benefit plans are recorded at fair value. Information regarding the change in the projected benefit obligation, the accumulated benefit obligation and the change in the fair value of plan assets for our traditional defined benefit plan and our cash balance plan are as follows (in thousands):

	Year Ended December 31,
	2013	2012
Change in projected benefit obligation
Projected benefit obligation, beginning of period	$134,969	$133,047
Service cost	—	—
Interest cost	5,259	5,379
Actuarial (gain) loss	(10,282)	1,485
Benefits paid	(4,943)	(4,942)
Curtailment	—	—
Projected benefit obligation, end of period	$125,003	$134,969
Accumulated benefit obligation	$125,003	$134,969
Change in plan assets
Fair value of plan assets, beginning of period	$96,412	$82,314
Actual return on plan assets	10,611	11,621
Employer contributions	5,359	7,419
Benefits paid	(4,943)	(4,942)
Fair value of plan assets, end of period	$107,439	$96,412
Unfunded status of the plan	$(17,564)	$(38,557)
Total amount recognized as accrued benefit liability	$(17,564)	$(38,557)

The following table includes the pension related accounts recognized on our consolidated balance sheets and the components of accumulated other comprehensive loss related to the net periodic pension benefit costs (in thousands):

	December 31,
	2013	2012
Other accrued expenses (current)	$(695)	$(373)
Other liabilities (long-term)	(16,869)	(38,184)
Total amount recognized as accrued pension benefit liability	$(17,564)	$(38,557)
Accumulated other comprehensive loss:
Net loss	$32,681	$48,978
Tax benefit	12,915	19,354
Net loss, net of tax benefit	19,766	29,624
Pension tax liability	5,760	5,760
Accumulated other comprehensive loss related to net periodic pension benefit cost	$25,526	$35,384

The total net loss of $32.7 million for the year ending December 31, 2013 relates to deferred actuarial losses from changes in discount rates, differences between actual and assumed asset returns, and differences between actual and assumed demographic experience (rates of turnover, retirement rates, mortality rates and prior to the plan freeze, rates of compensation increases). During 2014, we expect to amortize net losses of $1.3 million, which are included in accumulated other comprehensive loss as of December 31, 2013.
The following table includes other changes in plan assets and benefit obligations that were recognized in other comprehensive income (loss) (in thousands):

	December 31,
	2013	2012	2011
Net gain (loss)	$14,443	$3,947	$(18,503)
Amortization of net actuarial loss	1,854	1,578	753
Net gain (loss)	$16,297	$5,525	$(17,750)
Tax benefit (provision)	6,439	2,132	(6,912)
Total amount recognized in other comprehensive income (loss)	$9,858	$3,393	$(10,838)

Components of net periodic pension benefit cost were (in thousands):

	Year Ended December 31,
	2013	2012	2011
Service cost	$—	$—	$—
Interest cost	5,259	5,379	5,872
Expected return on plan assets	(6,450)	(6,190)	(6,824)
Amortization of prior service cost	—	—	—
Amortization of net loss	1,854	1,579	754
Net periodic benefit cost (gain)	$663	$768	$(198)

Our expected future pension benefit payments for the next 10 years are as follows (in thousands):

For Years Ended December 31,	Expected Future Pension Benefit Payments
2014	$7,914
2015	5,879
2016	5,955
2017	5,966
2018	6,281
2019 through 2023	38,156

Weighted-average assumptions used to estimate our pension benefit obligations and to determine our net periodic pension benefit cost are as follows:

	Year Ended December 31,
	2013		2012		2011
	SERP	Retirement Plan	SERP	Retirement Plan	SERP	Retirement Plan
Discount rate used to estimate our pension benefit obligation	4.70%	5.00%	3.60%	4.00%	3.90%	4.20%
Discount rate used to determine net periodic pension benefit	3.60%	4.00%	3.90%	4.20%	5.25%	5.25%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A
Expected long-term rate-of-return on plan assets	N/A	7.00%	N/A	7.00%	N/A	7.00%

For the discount rate for the years ended December 31, 2013 and 2012, we used a custom bond modeler that develops a hypothetical portfolio of high quality corporate bonds, rated AA- and above by Standard & Poor's, that could be purchased to settle the obligations of the plan. The yield on this hypothetical portfolio represents a reasonable rate to value our plan liability.
We considered the current levels of expected returns on a risk-free investment, the historical levels of risk premium associated with each of our pension asset classes, the expected future returns for each of our pension asset classes and then weighted each asset class based on our pension plan asset allocation to derive an expected long-term return on pension plan assets. During the years ended December 31, 2013, 2012 and 2011, our actual rate of return on plan assets was 12.0%, 15.4% and 4.0%.
Our investment objective is to achieve a consistent total rate-of-return that will equal or exceed our actuarial assumptions and to equal or exceed the benchmarks that we use for each of our pension plan asset classes. The following asset allocation is designed to create a diversified portfolio of pension plan assets that is consistent with our target asset allocation and risk policy:

	Target Allocation	Percentage of Plan Assets as of December 31,
Asset Category	2013	2013	2012
Equity securities	60%	60%	55%
Debt securities	40%	40%	45%
	100%	100%	100%

The following table summarizes our pension plan assets measured at fair value using the prescribed three-level fair value hierarchy as of December 31, 2013 and 2012 (in thousands):

	Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
	(Level 1)	(Level 2)	Total
December 31, 2013:
Cash and cash equivalents	$690	$—	$690
Money market fund	—	762	762
Commingled pools:			—
U.S. equity	—	37,645	37,645
International equity	—	18,884	18,884
REIT	—	3,213	3,213
High yield bond	—	4,101	4,101
Emerging markets	—	5,994	5,994
Investment grade fixed income	—	36,150	36,150
Total	$690	$106,749	$107,439
December 31, 2012:
Cash and cash equivalents	$573	$—	$573
Money market fund	—	519	519
Commingled pools:			—
U.S. equity	—	30,034	30,034
International equity	—	15,241	15,241
REIT	—	3,875	3,875
High yield bond	—	2,916	2,916
Emerging markets	—	6,374	6,374
Investment grade fixed income	—	36,880	36,880
Total	$573	$95,839	$96,412

The commingled pools, U.S. and International stock funds and U.S. bond funds consist of various funds that are valued at the net asset value of units held by the plan at year-end as determined by the custodian, based on fair value of the underlying securities. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while we believe these valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in different fair value measurement as of the reporting date.